Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INCOME FUND /MA/
Prospectus Date	rr_ProspectusDate	Sep. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2019